INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-lived intangible assets
Gross carrying amount	¥ 7,260		¥ 11,318
Less: accumulated amortization	(3,557)		(3,528)
Intangible assets, net	3,703	$ 537	7,790
Trade names
Finite-lived intangible assets
Gross carrying amount	3,190		3,190
Intangible assets, net	3,190		3,190
Brand
Finite-lived intangible assets
Gross carrying amount			4,534
Intangible assets, net			4,534
Student populations
Finite-lived intangible assets
Gross carrying amount	1,438		1,438
Less: accumulated amortization	(1,438)		(1,438)
Software
Finite-lived intangible assets
Gross carrying amount	1,936		1,968
Less: accumulated amortization	(1,936)		(1,968)
Others
Finite-lived intangible assets
Gross carrying amount	696		188
Less: accumulated amortization	(183)		(122)
Intangible assets, net	¥ 513		¥ 66